Advisor Class | T. Rowe Price Global Growth Stock Fund
T. Rowe Price Global Growth Stock Fund–Advisor Class (Formerly Global Large-Cap Stock Fund–Advisor Class) SUMMARY
Investment Objective
The fund seeks long-term growth of capital through investments primarily in the common stocks of large-cap companies throughout the world, including the U.S.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund’s Advisor Class Shareholder fees (fees paid directly from your investment)
Shareholder Fees	Advisor Class T. Rowe Price Global Growth Stock Fund T. Rowe Price Global Growth Stock Fund-Advisor Class
Redemption fee (as a percentage of amount redeemed on shares held for 90 days or less)	2.00%

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Advisor Class T. Rowe Price Global Growth Stock Fund T. Rowe Price Global Growth Stock Fund-Advisor Class
Management fees		0.65%
Distribution and service (12b-1) fees		0.25%
Other expenses		0.78%
Total annual fund operating expenses		1.68%
Fee waiver/expense reimbursement	[1]	(0.58%)
Total annual fund operating expenses after fee waiver/expense reimbursement	[1]	1.10%
[1]	T. Rowe Price Associates, Inc. has agreed (through February 28, 2015) to waive its fees and/or bear any expenses (excluding interest, expenses related to borrowings, taxes and brokerage, extraordinary expenses, and acquired fund fees) that would cause the class' ratio of expenses to average daily net assets to exceed 1.10%. Termination of the agreement would require approval by the fund's Board of Directors. Fees waived and expenses paid under this agreement (and a previous limitation of 1.10%) are subject to reimbursement to T. Rowe Price Associates, Inc. by the fund whenever the class' expense ratio is below 1.10%. However, no reimbursement will be made more than three years after the waiver or payment, or if it would result in the expense ratio exceeding 1.10% (excluding interest, expenses related to borrowings, taxes and brokerage, extraordinary expenses, and acquired fund fees).

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, the fund’s operating expenses remain the same, and the expense limitation currently in place is not renewed. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 year	3 years	5 years	10 years
Advisor Class T. Rowe Price Global Growth Stock Fund T. Rowe Price Global Growth Stock Fund-Advisor Class	112	473	858	1,939

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 96.2% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
The fund will normally invest at least 80% of its net assets (including any borrowings for investment purposes) in stocks of large-cap companies. Under normal conditions, the fund will invest in at least five countries, one of which will be the U.S., and at least 40% of its net assets will be invested in stocks of large-cap companies outside the U.S. (at least 30% of its net assets will be invested in stocks of large-cap companies outside the U.S. if foreign market conditions are not favorable).

The fund defines a large-cap company as one whose market capitalization (number of shares outstanding multiplied by share price) falls within or above the applicable range for companies included in the MSCI All Country World Index Large Cap. The fund’s and MSCI Barra’s definition of a large-cap company depends on whether the company is located in a developed market or an emerging market. As of December 31, 2013, the Index’s market capitalization range for large-cap companies in developed markets was approximately $4.1 billion to $500.8 billion, and the market capitalization range for large-cap companies in emerging markets was approximately $1.1 billion to $208.1 billion. The fund also relies on MSCI Barra to classify a particular country as developed or emerging. The market capitalization of the companies in the fund’s portfolio and the Index changes over time; the fund will not automatically sell or cease to purchase stock of a company it already owns just because the company’s market capitalization falls below the range of the Index.

While the fund invests with an awareness of the global economic backdrop and the outlook for industry sectors and individual countries, bottom-up stock selection is the focus of our decision-making. Country allocation is driven largely by stock selection, though we may limit investments in markets that appear to have poor overall prospects.

Security selection reflects a growth style. The fund relies on a global team of investment analysts dedicated to in-depth fundamental research in an effort to identify companies capable of achieving and sustaining above-average, long-term earnings growth. We seek to purchase stocks of such companies at reasonable prices in relation to present or anticipated earnings, cash flow, or book value.

In selecting investments, the fund generally favors companies with one or more of the following characteristics:
  leading or improving market position;
  attractive business niche;
  attractive or improving franchise or industry position;
  seasoned management;
  stable or improving earnings and/or cash flow; and
  sound or improving balance sheet.
The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.
Principal Risks
As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Active management risk The fund is subject to the risk that the investment adviser’s judgments about the attractiveness, value, or potential appreciation of the fund’s investments may prove to be incorrect. If the securities selected and strategies employed by the fund fail to produce the intended results, the fund could underperform other funds with similar objectives and investment strategies.

Risks of stock investing Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The value of a stock in which the fund invests may decline due to general weakness in the stock market or because of factors that affect a company or a particular industry.

International investing risk Investing in the securities of non-U.S. issuers involves special risks not typically associated with investing in U.S. companies. International securities tend to be more volatile and less liquid than investments in U.S. securities, and may lose value because of adverse political, social, or economic developments overseas, or due to changes in the exchange rates between foreign currencies and the U.S. dollar. In addition, international investments are subject to settlement practices, and regulatory and financial reporting standards, that differ from those of the U.S. These risks are heightened for the fund’s investments in emerging markets.

Market capitalization risk Investing primarily in issuers within the same market capitalization category carries the risk that the category may be out of favor due to current market conditions or investor sentiment. Securities issued by large-cap companies tend to be less volatile than securities issued by smaller companies. However, larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods, and may be unable to respond as quickly to competitive challenges.

Investment style risk Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment. The fund’s growth approach to investing could cause it to underperform other stock funds that employ a different investment style. Growth stocks tend to be more volatile than certain other types of stocks and their prices usually fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings and may lack dividends that can help cushion its share price in a declining market.
Performance
The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.

The performance for the periods shown reflects the performance of the fund while it was named the T. Rowe Price Global Large-Cap Stock Fund—Advisor Class. The T. Rowe Price Global Large-Cap Stock Fund—Advisor Class was renamed the T. Rowe Price Global Growth Stock Fund—Advisor Class on November 1, 2013.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.
Global Growth Stock Fund—Advisor Class Calendar Year Returns

	Quarter	Total
	Ended	Return
Best Quarter	6/30/09	27.00%
Worst Quarter	9/30/11	-19.50%

In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Average Annual Total Returns Periods ended December 31, 2013
Average Annual Total Returns Advisor Class T. Rowe Price Global Growth Stock Fund		1 Year	5 Years	Since inception		Inception Date
T. Rowe Price Global Growth Stock Fund-Advisor Class		19.96%	17.43%	21.18%		Oct. 27, 2008
T. Rowe Price Global Growth Stock Fund-Advisor Class Returns after taxes on distributions		17.91%	15.82%	19.53%		Oct. 27, 2008
T. Rowe Price Global Growth Stock Fund-Advisor Class Returns after taxes on distributions and sale of fund shares		12.20%	13.72%	16.95%		Oct. 27, 2008
MSCI All Country World Index (reflects no deduction for fees, expenses, or taxes)	[1]	23.44%	15.53%	17.54%
MSCI All Country World Index Large Cap (reflects no deduction for fees, expenses, or taxes)		23.15%	15.01%	16.91%
Lipper Global Multi-Cap Growth Funds Average		26.58%	16.47%	14.77%	[2]	Oct. 31, 2008
[1]	Effective November 1, 2013, the fund changed its primary benchmark for performance comparison purposes from the MSCI All Country World Index Large Cap to the MSCI All Country World Index, although the MSCI All Country World Index Large Cap will still be used for purposes of the fund's policy of investing at least 80% of its net assets in large-cap companies. The new primary benchmark is more diversified by country and region and is more representative of the fund's investment program and new name.
[2]	Returns as of 10/31/08.

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-638-8790.